Deferred Revenue - Additional Information (Detail) $ / shares in Units, € in Thousands, $ in Thousands					1 Months Ended			3 Months Ended	6 Months Ended
	Feb. 13, 2018 USD ($) $ / shares	Feb. 28, 2017 USD ($)	Jan. 23, 2017 EUR (€) shares	Jan. 23, 2017 USD ($) shares	Feb. 28, 2018 EUR (€)	Feb. 28, 2018 USD ($)	Jan. 31, 2017 USD ($)	Jun. 30, 2018 EUR (€) shares	Jun. 30, 2018 EUR (€) shares	Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2017 EUR (€)	[1]	Jun. 30, 2018 USD ($) shares	Dec. 31, 2017 EUR (€)
Disclosure of deferred income [line items]
Total deferred revenue								€ 122,690	€ 122,690					€ 128,486
Purchase price per share | $ / shares	$ 18.00
Aggregate purchase price	$ 55,800				€ 44,800	$ 55,800	$ 80,000		44,731		€ 74,431
Non-refundable upfront payment received | $		$ 120,000
Upfront and Milestone Payments [member]
Disclosure of deferred income [line items]
Revenue recognized								€ 300	€ 300
Incyte Corporation [member]
Disclosure of deferred income [line items]
Non-refundable upfront payment receivable | $													$ 120,000
Common shares issued | shares			3,200,000	3,200,000				3,200,000	3,200,000				3,200,000
Purchase price per share | $ / shares										$ 25.00
Aggregate purchase price			€ 74,700	$ 80,000						$ 80,000
Remaining estimated amortization period									7 years 6 months	7 years 6 months
Incyte Corporation [member] | Deferred revenue [member]
Disclosure of deferred income [line items]
Non-refundable upfront payment received									€ 112,000
Fair value of derivatives								€ 31,400	31,400
Incyte collaboration agreement [member]
Disclosure of deferred income [line items]
Total deferred revenue								120,600	120,600
Simcere collaboration and license agreement [member]
Disclosure of deferred income [line items]
Total deferred revenue								2,000	2,000
Non-refundable upfront payment received									2,300	$ 2,750
ONO Research and License Agreement [member]
Disclosure of deferred income [line items]
Total deferred revenue								100	100
Performance obligation recognized as revenue								€ 100	1,100
Paid for full time equivalent funding									200
Compensate for research service									300
ONO Research and License Agreement [member] | Deferred revenue [member]
Disclosure of deferred income [line items]
Non-refundable upfront payment received									€ 700

[1]	See Note 3 for details regarding the restatement as a result of a change in accounting policy.